Intangible assets and goodwill (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets and goodwill

	Software	Licenses	Brand name	Customer relationship	Supplier relationship	Goodwill	Total
Cost	$	$	$	$	$	$	$
Opening balance, November 1, 2023	11,310	46,269	8,948	—	—	76,203	142,730
Additions	603	(125)	1,000	—	—	(96)	1,382
Additions from business combinations	—	4	-	—	—	499	503
Impairment loss	—	—	(1,497)	—	—	(3,467)	(4,964)
Foreign currency translation	73	—	134	—	—	234	441
Balance, October 31, 2024	11,986	46,148	8,585	—	—	73,373	140,092
Additions	211	-	-	-	-	-	211
Addition from business combinations	-	2,634	10,295	18,383	2,650	31,260	65,222
Impairment loss	(10,721)	—	(7,657)	—	—	(14,807)	(33,185)
Foreign currency translation	238	18	162	130	18	295	861
Balance, October 31, 2025	1,714	48,800	11,385	18,513	2,668	90,121	173,201

Accumulated amortization
Opening balance, November 1, 2023	6,291	32,954	—	—	—	—	39,245
Amortization	2,168	5,705	142	—	—	—	8,015
Foreign currency translation	16	-	—	—	—	—	16
Balance, October 31, 2024	8,475	38,659	142	—	—	—	47,276
Amortization	2,120	2,372	533	594	144	-	5,763
Impairment loss	(9,621)	—	—	—	—	—	(9,621)
Foreign currency translation	168	3	35	23	5	—	234
Balance, October 31, 2025	1,142	41,034	710	617	149	—	43,652

Net Book Value, October 31, 2024	3,511	7,489	8,443	—	—	73,373	92,816
Net Book Value, October 31, 2025	572	7,766	10,675	17,896	2,519	90,120	129,549